Income Tax Matters (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes
Tax computed at the statutory federal rate	$ 262	$ 373	$ 294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336
Other	(28)	(24)	22
Net provision for income taxes	$ 365	$ 196	$ 151